Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2021
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	September 30, 2021	December 31, 2020

	(in thousands)
	£	£
Cash and cash equivalents	71,027	87,356